Note 5 - Acquisitions (Details) - Adjusted Purchased Price - USD ($) $ in Thousands		12 Months Ended
	Dec. 09, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Goodwill		$ 236	$ 236	$ 0
Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Common Stock issued		10,000
Total purchase price	$ 30,000	30,000
Fair value adjustment for common stock issued		1,598
Total adjusted purchase price		28,402
Accounts receivable		166
Property, Plant and Equipment		9,650
Goodwill		28,007
Accounts payable		(2,076)
Contigent consideration		(7,239)
Asset retirement obligations		(106)
Viking Prep Plant LLC [Member] | Promissory Note [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Notes Payable	6,000	6,000
Viking Prep Plant LLC [Member] | Senior Notes [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Notes Payable	$ 24,000	$ 14,000